Disaggregated Revenues - Schedule of Breakdown of Revenues (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Breakdown of Revenues [Line Items]
Revenues	$ 293,929	$ 1,750,043
IPO sponsorship services [Member]
Schedule of Breakdown of Revenues [Line Items]
Revenues	52,083	234,686
Referral services [Member]
Schedule of Breakdown of Revenues [Line Items]
Revenues		568,978
General advisory services [Member]
Schedule of Breakdown of Revenues [Line Items]
Revenues	22,636	506,410
Independent financial advisory services [Member]
Schedule of Breakdown of Revenues [Line Items]
Revenues	93,847	147,628
Compliance advisory services [Member]
Schedule of Breakdown of Revenues [Line Items]
Revenues	$ 125,363	$ 292,341